Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000161835 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161835 | AppLovin
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000161835 | Spotify Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161835 | CRH
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161835 | DoorDash
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161835 | Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161835 | Coinbase Global
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161835 | Snowflake
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161835 | Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161835 | MicroStrategy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161835 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000161835 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000161835 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000161835 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000161835 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000161835 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000161835 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000161835 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000161835 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161835 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000161836 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161836 | AppLovin
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000161836 | Spotify Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161836 | CRH
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161836 | DoorDash
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161836 | Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161836 | Coinbase Global
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161836 | Snowflake
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161836 | Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161836 | MicroStrategy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161836 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000161836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000161836 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000161836 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000161836 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000161836 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000161836 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000161836 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000161836 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161836 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219328 | Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219328 | AppLovin
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219328 | Spotify Technology
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219328 | CRH
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219328 | DoorDash
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219328 | Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219328 | Coinbase Global
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219328 | Snowflake
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219328 | Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219328 | MicroStrategy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219328 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000219328 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000219328 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000219328 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000219328 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000219328 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000219328 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219328 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219328 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219328 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.30%